Business combinations (Details) - USD ($) $ in Thousands		3 Months Ended
	Jan. 03, 2017	Mar. 31, 2017	Mar. 31, 2016
Assets acquired
Cash and cash equivalents	$ 3,774
Restricted cash	19
Trade receivables	4,446
Prepaid expenses and other receivables	51
Vessel	357,138
Other equipment	30
Other long term assets	830
Total long term assets	378,048
Liabilities assumed
Trade payables	(193)
Amounts due to owners and affiliates	(622)
Accrued liabilities and other payables	(1,569)
Total long term debt	(192,286)
Derivative instruments	(2,642)
Total liabilities assumed	(197,312)
Total identifiable net assets	180,736
Use of proceeds from public offering (issuance of 6,588,389 common units to the public)	91,768	$ 91,768	$ 0
Working capital adjustment	407
Total consideration	92,175
Non-controlling interest in total identifiable net assets	88,561
Acquired share in total identifiable net asset	92,175
Above market time character [Member]
Assets acquired
Intangibles: Above market time charter	$ 11,760	$ 11,800